Property, Plant and Equipment - Summary of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Current portion	$ 1,126,510	$ 1,177,303
Non-current portion	$ 2,780,453	$ 3,789,208